CASH AND CASH EQUIVALENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

	September 30,	December 31,
(In thousands)	2017	2016
Cash	$(90)	$111
Money market funds	16,524	21,353
Total cash and cash equivalents	$16,434	$21,464

	December 31,
	2016	2015
Cash	$111	$116
Money market funds	21,353	14,804
Total cash and cash equivalents	$21,464	$14,920